RoboStrategy Inc. Schedule of Investments As of May 31, 2026 (Unaudited)
Description:Shares Private Investments, at fair value — 97.06% Preferred Stock — 57.22%	Fair Value $291,494 17,746,859 9,999,997 37,249,997 499,998 750,000 5,999,997 2,500,000 6,999,986 82,038,328 2,000,000 2,000,000
Robotics — 55.86%
Allonic, Inc. - Pre-seed Preferred Stock (a)(b)(c)154,798
Apptronik, Inc - Series 1 Seed Preferred Stock (a)(b)(c)513,046
Dexmate Inc. - Series 1 Seed Preferred Stock (a)(b)(c)1,740,280
Dyna Robotics Inc. - Series A Preferred Stock (a)(b)(c)1,491,163
Endiatx Inc. - Series A Preferred Stock (a)(b)(c)285,322
Nox Metals Inc SAFE Note (a)(b)(c)1
Path Robotics, Inc. - Series D Preferred Stock (a)(b)(c)773,660
REK, Inc. - Series 1 Seed Preferred Stock (a)(b)(c)1,875,891
Standard Bots Company - Series C Preferred Stock (a)(b)(c)234,190
Total Robotics Artificial Intelligence — 1.36% GMI Cloud SAFE Note (a)(b)(c)1 Total Artificial Intelligence
Total Preferred Stock — (Cost $84,044,182)
Special Purpose Vehicles — 39.84%
Robotics — 39.84%
AP-1125 Fund V, a series of Capital Factory, LP (invested in Apptronik Inc Series A-1, A-2, and Seed 1 Preferred Stock) (a)(b)(c)(d)2
NV Figure AI Series B QP Partners, LLC (economic exposure to Figure AI, Inc. Series B Preferred Stock) (a)(b)(c)(d)1
PU-1003 Fund I, a Series of the Master partnership (invested in Purple Rhombus LLC SAFE Note) (a)(b)(c)(d)1
RoboStrategy DDGT LLC (invested in Cyan Robotics, Inc. SAFE Note) (a)(b)(c)(d)1
Total Special Purpose Vehicles — (Cost $58,503,143)
Total Private Investments — (Cost $142,547,325)
Total Investments — (Cost $142,547,325) — 97.06%
Other Assets/Other Liabilities — 2.94%
84,038,328 19,503,143 37,250,000 250,000 1,500,000 58,503,143 $ 142,541,471 142,541,471 4,314,286
Net Assets Applicable to Common Shares — 100.0%$ 146,855,757

At May 31, 2026, the tax basis cost of the Fund's investments was $142,547,325 and the unrealized depreciation was $5,854.
(a) Non-income producing security.
(b) Level 3 securities fair valued using significant unobservable inputs.
(c) Restricted investments as to resale.
(d) The Fund has a direct investment in an SPV which has invested in an underlying portfolio company. The number of units presented, if applicable, are the units in the SPV owned by the
Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure.

RoboStrategy, Inc.
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2026
Fair Value Measurement
ASC 820 defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (i.e., an exit price). RoboStrategy, Inc. (the “Fund”) determines the fair value of its investments consistent with ASC 820 and Rule 2a-5 under the Investment Company
Act of 1940, as amended (the 1940 Act”).
Pursuant to Rule 2a-5, the Board of Directors ( the “Board”) has designated FP
Strategies LLC (the “Adviser”) as the Fund’s Valuation Designee to perform fair value determinations in good faith, subject to the Board’s oversight.
Fair Value Hierarchy
ASC 820 establishes a three-level hierarchy for inputs used in measuring fair value.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and the lowest priority to unobservable inputs.
The three levels of inputs are defined as follows:
Level 1 — Quoted Prices in Active Markets
Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date.
Level 2 — Other Significant Observable Inputs
Inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include:
Quoted prices for similar assets in active markets
Quoted prices for identical or similar assets in markets that are not active
Interest rates, yield curves, credit spreads, prepayment speeds, default rates, or other observable market data
Level 3 — Significant Unobservable Inputs
Inputs that are unobservable and reflect the Adviser’s own assumptions about the assumptions market participants would use in pricing the asset. These valuations require significant judgment.
The level in the fair value hierarchy within which an investment is classified is based on the lowest level input that is significant to the fair value measurement in its entirety
Valuation Techniques
Publicly Traded Securities
Investments in publicly traded securities are generally valued at the official closing price (or last reported sale price) on the primary exchange on which the security is traded as of the close of business on the valuation date. These investments are typically classified within Level 1 of the fair value hierarchy unless trading activity is limited or the market is not active.
Investments Valued Using Observable Inputs
Investments for which quoted prices are not readily available but for which observable inputs exist are valued using market-based approaches, including reference to comparable securities or other observable market data. These investments are generally classified within Level 2.
Private Investments and Other Illiquid Securities
Private investments and other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser, as
Valuation Designee, in accordance with the Fund’s valuation policies and procedures.
Valuation methodologies may include, but are not limited to:
Discounted cash flow analyses
Income or market approaches
Recent third-party transactions in the subject investment
Comparable company or transaction multiples
Independent third-party appraisals
Such investments are generally classified within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs.
In certain circumstances, the Fund may elect to measure the fair value of investments in other funds or pooled investment vehicles using the net asset value
(“NAV”) per share (or its equivalent) as a practical expedient in accordance with ASC
820. Investments valued using NAV as a practical expedient are not categorized within the fair value hierarchy.
Fair Value Adjustments
In determining fair value, adjustments may be made to reflect factors including, but not limited to:
Capital structure and priority of securities
Credit and market risk
Restrictions on resale or transfer
Control or minority ownership considerations
Liquidity considerations
Because of the inherent uncertainty of valuation, the values determined may differ materially from the values that would have been realized had a ready market existed for such investments.
Net Asset Value
The Fund determines the fair value of its investments and calculates its net asset value (“NAV”) as of the close of business on the last business day of each fiscal quarter, or at such other times as determined in accordance with the Fund’s governing documents and valuation policies.
Realized and Unrealized Gains and Losses
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are determined using the specific identification method for financial reporting purposes.

The following table summarizes the levels within the fair value hierarchy for the Fund’s assets measured at fair value as of May 31, 2026:

Investments:	Level 1	Level 2	Level 3	Total
Preferred Stocks	$-	$-	$84,038,328	$84,038,328
Special Purpose Vehicles (a)	-	-	58,503,143	58,503,143
Total	$-	$-	$142,541,471	$142,541,471

        ^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
a.Investments in securities may include private investments vehicles formed to invest in a particular portfolio company that rely on an exemption from the 1940 Act pursuant to section 3(c)(1) or section 3(c)(7) (“special purpose vehicles” or “SPVs”). These investments are recorded on the trade date, the date on which the Fund agrees to purchase or sell the securities.

The changes in fair value of investments and liabilities for which the Fund has used
Level 3 inputs to determine the fair value are as follows:
LEVEL 3 ROLLFORWARD TABLE

	Preferred Stock	Special Purpose Vehicles	Total
Balance as of September 5, 2025 (Commencement of Operations)	$-	$-	$-
Change in Unrealized Appreciation (Depreciation) on Investments	(5,854)	-	(5,854)
Net Realized Gain (Loss) on Investments	-	-	-
Purchases of Investments	84,044,182	58,503,143	142,547,325
Sales of Investments	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of May 31, 2026	$84,038,328	$58,503,143	$142,541,471
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at May 31, 2026	(5,854)	-	(5,854)
Investments classified within Level 3 of the fair value hierarchy represent securities for which significant unobservable inputs are used in determining fair value.
During the reporting period, the fair value of all Level 3 investments was determined based on the price established in the most recent financing round completed by the respective portfolio company, when such transaction was determined to represent an orderly transaction between market participants.
In evaluating whether the most recent financing round was representative of fair value as of the measurement date, the Adviser, as Valuation Designee, considered factors including, but not limited to:
The proximity of the financing transaction to the measurement date
Whether the transaction was conducted at arm’s length
The nature and terms of the securities issued
The rights and preferences of the securities relative to the Fund’s holdings
Any changes in the portfolio company’s financial condition, operations, or market conditions since the transaction date
If relevant events or changes in circumstances occurred subsequent to the financing round that were deemed to materially impact value, appropriate adjustments were made to reflect such changes.
Because valuations of Level 3 investments incorporate significant unobservable inputs and involve the application of professional judgment, the resulting fair values may differ materially from the values that would have been realized had a ready market existed for such investments.
The following is a summary of the quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of May 31, 2026:

Category	Fair Value May 31, 2026	Valuation Approach	Unobservable Inputs	Impact to Valuation from an Increase to Input
Preferred Stocks	$ 84,038,328	Recent private market transaction	Discount for marketability and volatility	Increase in unobservable input will decrease the value
Special Purpose Vehicles	$ 58,503,143	Recent private market transaction	Discount for marketability and volatility	Increase in unobservable input will decrease the value